Condensed Consolidated Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income (loss)	$ (1,179,899)	$ 11,108	$ 37,030	$ (10,567,938)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	660,492	1,026,104	1,298,390	1,389,896
Provision for loan losses	2,495,000	420,000	470,000	9,530,064
Deferred taxes				1,474,405
(Gain) loss on sale of foreclosed real estate	36,666	(56,246)	(25,810)	(60,585)
Net gain on sale of securities available for sale	(251,068)	(545,090)	(568,337)	(926,292)
Gain on sale of premises and equipment	(10,549)			(334)
Other than temporary impairment charge		125,125	125,125
Increase in dividends payable on preferred stock			(62,155)	(62,155)
Decrease in interest receivable			865,796	1,038,847
Decrease in interest payable			(912,489)	(48,518)
Writedowns of foreclosed real estate		271,788
Decrease in income tax receivable		3,157,285
Net other operating activities	144,944	(143,246)	3,272,621	(306,813)
Net cash provided by operating activities	1,895,586	4,266,828	4,500,171	1,460,577
INVESTING ACTIVITIES
Purchases of securities available for sale	(26,221,300)	(43,652,119)	(45,021,066)	(73,771,057)
Proceeds from maturities of securities available for sale	2,681,864	10,478,186	11,919,797	9,885,804
Proceeds from sales of securities available for sale	23,427,855	41,551,973	47,105,286	60,301,909
Redemptions (purchases) of restricted equity securities			22,500	(400,100)
Net increase in federal funds sold	(5,035,000)	(2,130,000)	(730,000)
Net (increase) decrease in loans	2,024,923	(384,706)	368,729	(20,939,193)
Proceeds from sale of foreclosed real estate	45,973	372,153	341,716	395,535
Net (increase) decrease in interest-bearing deposits at other financial institutions	130,500	(237,200)	(452,347)	141,642
Proceeds from sale of premises and equipment	27,312			20,525
Proceeds from sales of restricted equity securities	171,400	22,500
Capitalized costs on foreclosed real estate	(92,108)	(3,858)
Payments for construction in process	(66,404)
Purchase of premises and equipment	(79,727)	(53,742)	(63,626)	(214,922)
Net cash provided by (used in) investing activities	(2,984,712)	5,963,187	13,490,989	(24,579,857)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	2,807,895	(1,358,431)	(4,799,355)	10,156,609
Net increase (decrease) in securities sold under repurchase agreement		(6,414,593)	(6,414,593)	3,914,593
Net increase (decrease) in Federal Home Loan Bank advances			(5,200,000)	8,700,000
Net increase (decrease) in federal funds purchased		(4,140,000)	(4,140,000)	2,365,000
Payment of dividends on preferred stock				(50,000)
Repayment of note payable				(91,750)
Proceeds from issuance of preferred stock				607,800
Proceeds from issuance of common stock from secondary stock offering	110,480	149,400	254,450	957,320
Proceeds from issuance of common stock under ESOP plan			5,750	4,730
Proceeds from exercise of stock options				52,510
Net cash provided by (used in) financing activities	2,918,375	(11,763,624)	(20,293,748)	26,616,812
Net increase (decrease) in cash and due from banks	1,829,249	(1,533,609)	(2,302,588)	3,497,532
Cash and due from banks, beginning of period	5,345,394	7,647,982	7,647,982	4,150,450
Cash and due from banks, end of period	7,174,643	6,114,373	5,345,394	7,647,982
SUPPLEMENTAL DISCLOSURES
Interest	4,443,065	6,533,874	8,404,378	10,419,216
Income taxes			(3,208,698)	(896,551)
NONCASH TRANSACTIONS
Principal balances of loans transferred to foreclosed real estate	9,624,019	3,732,080	4,477,714	7,264,660
Financed sales of foreclosed real estate	$ 694,383	$ 1,505,991	$ 1,505,991	$ 1,269,163